Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Investment Portfolio by Major Security Type
The following tables present the composition of our investment portfolio by major security type:

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Holding Period Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2024
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$47,103	$36	$(1,151)	$0	$45,988	57.3%
State and local government obligations	2,893	2	(117)	0	2,778	3.5
Foreign government obligations	16	0	0	0	16	0
Corporate and other debt securities	14,111	65	(215)	(7)	13,954	17.4
Residential mortgage-backed securities	1,600	9	(11)	3	1,601	2.0
Commercial mortgage-backed securities	4,721	7	(376)	0	4,352	5.4
Other asset-backed securities	6,682	26	(65)	0	6,643	8.3
Total fixed maturities	77,126	145	(1,935)	(4)	75,332	93.9
Short-term investments	615	0	0	0	615	0.7
Total available-for-sale securities	77,741	145	(1,935)	(4)	75,947	94.6
Equity securities:
Nonredeemable preferred stocks	756	0	0	(28)	728	0.9
Common equities	745	0	0	2,830	3,575	4.5
Total equity securities	1,501	0	0	2,802	4,303	5.4
Total portfolio[1]	$79,242	$145	$(1,935)	$2,798	$80,250	100.0%

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Holding Period Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2023
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$37,823	$204	$(1,158)	$0	$36,869	55.9%
State and local government obligations	2,338	3	(138)	0	2,203	3.3
Foreign government obligations	17	0	(1)	0	16	0.1
Corporate and other debt securities	11,634	87	(335)	(28)	11,358	17.2
Residential mortgage-backed securities	427	0	(10)	0	417	0.6
Commercial mortgage-backed securities	4,536	2	(598)	0	3,940	6.0
Other asset-backed securities	5,667	16	(107)	(1)	5,575	8.4
Total fixed maturities	62,442	312	(2,347)	(29)	60,378	91.5
Short-term investments	1,790	0	0	0	1,790	2.7
Total available-for-sale securities	64,232	312	(2,347)	(29)	62,168	94.2
Equity securities:
Nonredeemable preferred stocks	977	0	0	(75)	902	1.4
Common equities	706	0	0	2,223	2,929	4.4
Total equity securities	1,683	0	0	2,148	3,831	5.8
Total portfolio[1]	$65,915	$312	$(2,347)	$2,119	$65,999	100.0%
1 At December 31, 2024, we had $125 million of net unsettled security transactions included in other liabilities, compared to $46 million of net unsettled security transactions included in other assets at December 31, 2023.
The total fair value of the portfolio at December 31, 2024 and 2023, included $6.2 billion and $4.2 billion, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions. A portion of these investments were sold and proceeds used to pay our common share dividends in January 2025; see Note 14 – Dividends for additional information.

Hybrid Securities	Certain securities in our fixed-maturity portfolio are accounted for as hybrid securities because they contain embedded derivatives that are not deemed to be clearly and closely related to the host investments.
These securities are reported at fair value at December 31:

(millions)	2024	2023
Fixed Maturities:
Corporate and other debt securities	$608	$672
Residential mortgage-backed securities	479	324
Other asset-backed securities	1	14
Total hybrid securities	$1,088	$1,010

Composition of Fixed Maturities by Maturity	The composition of fixed maturities by maturity at December 31, 2024, was:

(millions)	Cost	Fair Value
Less than one year	$7,620	$7,588
One to five years	56,663	55,465
Five to ten years	12,590	12,027
Ten years or greater	253	252
Total	$77,126	$75,332

Gross Unrealized Losses by Major Security	The following tables show the composition of gross unrealized losses by major security type and by the length of time that individual securities have been in a continuous unrealized loss position:

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Gross Unrealized Losses	No. of Sec.	Fair Value	Gross Unrealized Losses
December 31, 2024
U.S. government obligations	113	$38,782	$(1,151)	39	$30,257	$(418)	74	$8,525	$(733)
State and local government obligations	379	2,339	(117)	127	783	(6)	252	1,556	(111)
Corporate and other debt securities	304	7,034	(215)	122	2,935	(33)	182	4,099	(182)
Residential mortgage-backed securities	40	428	(11)	12	377	(4)	28	51	(7)
Commercial mortgage-backed securities	153	3,294	(376)	8	264	(16)	145	3,030	(360)
Other asset-backed securities	84	1,907	(65)	34	912	(8)	50	995	(57)
Total fixed maturities	1,073	$53,784	$(1,935)	342	$35,528	$(485)	731	$18,256	$(1,450)

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Gross Unrealized Losses	No. of Sec.	Fair Value	Gross Unrealized Losses
December 31, 2023
U.S. government obligations	147	$28,225	$(1,158)	25	$11,890	$(100)	122	$16,335	$(1,058)
State and local government obligations	324	1,846	(138)	31	170	(1)	293	1,676	(137)
Foreign government obligations	1	16	(1)	0	0	0	1	16	(1)
Corporate and other debt securities	316	6,675	(335)	26	617	(14)	290	6,058	(321)
Residential mortgage-backed securities	39	88	(10)	2	0	0	37	88	(10)
Commercial mortgage-backed securities	189	3,913	(598)	1	31	(3)	188	3,882	(595)
Other asset-backed securities	207	3,299	(107)	41	640	(1)	166	2,659	(106)
Total fixed maturities	1,223	$44,062	$(2,347)	126	$13,348	$(119)	1,097	$30,714	$(2,228)

Components of Net Realized Gains (Losses)	The components of net realized gains (losses) for the years ended December 31, were:

(millions)	2024	2023	2022
Gross realized gains on security sales
Available-for-sale securities:
U.S. government obligations	$64	$12	$11
Corporate and other debt securities	13	1	8
Residential mortgage-backed securities	1	1	1
Commercial mortgage-backed securities	1	0	0
Total available-for-sale securities	79	14	20
Equity securities:
Nonredeemable preferred stocks	0	0	18
Common equities	33	381	846
Total equity securities	33	381	864
Subtotal gross realized gains on security sales	112	395	884
Gross realized losses on security sales
Available-for-sale securities:
U.S. government obligations	(443)	(64)	(434)
State and local government obligations	(1)	0	(1)
Corporate and other debt securities	(54)	(86)	(88)
Commercial mortgage-backed securities	(22)	(107)	(72)
Other asset-backed securities	0	(6)	(4)
Total available-for-sale securities	(520)	(263)	(599)
Equity securities:
Nonredeemable preferred stocks	(18)	(118)	(10)
Common equities	(24)	(22)	(78)
Total equity securities	(42)	(140)	(88)
Subtotal gross realized losses on security sales	(562)	(403)	(687)
Net realized gains (losses) on security sales
Available-for-sale securities:
U.S. government obligations	(379)	(52)	(423)
State and local government obligations	(1)	0	(1)
Corporate and other debt securities	(41)	(85)	(80)
Residential mortgage-backed securities	1	1	1
Commercial mortgage-backed securities	(21)	(107)	(72)
Other asset-backed securities	0	(6)	(4)
Total available-for-sale securities	(441)	(249)	(579)
Equity securities:
Nonredeemable preferred stocks	(18)	(118)	8
Common equities	9	359	768
Total equity securities	(9)	241	776
Subtotal net realized gains (losses) on security sales	(450)	(8)	197
Other assets
Gain	36	22	0
Net holding period gains (losses)
Hybrid securities	25	45	(82)
Equity securities	654	303	(2,018)
Subtotal net holding period gains (losses)	679	348	(2,100)
Impairment losses
Fixed-maturity securities	(1)	0	0
Other assets	0	(9)	(9)
Subtotal impairment losses	(1)	(9)	(9)
Total net realized gains (losses) on securities	$264	$353	$(1,912)

Components of Equity Realized Gains (Losses)	December 31:

(millions)	2024	2023	2022
Total net gains (losses) recognized during the period on equity securities	$645	$544	$(1,242)
Less: Net gains (losses) recognized on equity securities sold during the period	(9)	241	776
Net holding period gains (losses) recognized during the period on equity securities held at period end	$654	$303	$(2,018)

Components of Net Investment Income	The components of net investment income for the years ended December 31, were:

(millions)	2024	2023	2022
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$1,489	$864	$339
State and local government obligations	61	48	40
Corporate and other debt securities	572	376	300
Residential mortgage-backed securities	47	29	31
Commercial mortgage-backed securities	195	196	191
Other asset-backed securities	332	193	175
Total fixed maturities	2,696	1,706	1,076
Short-term investments	53	92	53
Total available-for-sale securities	2,749	1,798	1,129
Equity securities:
Nonredeemable preferred stocks	39	51	70
Common equities	44	43	61
Total equity securities	83	94	131
Investment income	2,832	1,892	1,260
Investment expenses	(29)	(26)	(24)
Net investment income	$2,803	$1,866	$1,236